Related-Party and Party-in-Interest Transactions - Additional Information (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, purchased, number of shares | shares	5,466
EBP, investment acquired, excluding plan interest in master trust, cost | $	$ 66,595
EBP, investment, sold, number of shares | shares	15,159
EBP, investment sold, excluding plan interest in master trust, selling price | $	$ 151,827